SHAREHOLDERS' Equity (Details) - Schedule of warrants and warrants units outstanding $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares
August 2019 warrants [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Aug. 22, 2019
NUMBER OF WARRANTS | $	$ 205,268
EXERCISE PRICE | $ / shares	$ 6.72	[1]
EXERCISABLE THROUGH	Aug. 22, 2024
December 2019 warrants [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Dec. 09, 2019
NUMBER OF WARRANTS | $	$ 92,321
EXERCISE PRICE | $ / shares	$ 6.72	[1]
EXERCISABLE THROUGH	Dec. 08, 2024
Warrants to bridge financing placement agent [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Sep. 03, 2020
NUMBER OF WARRANTS | $	$ 55,785
EXERCISE PRICE | $ / shares	$ 6.72	[1]
EXERCISABLE THROUGH	Dec. 08, 2024
Warrants to underwriter [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Sep. 03, 2020
NUMBER OF WARRANTS | $	$ 125,000
EXERCISE PRICE | $ / shares	$ 10.00
EXERCISABLE THROUGH	Sep. 01, 2025
Warrants to underwriter [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Oct. 05, 2020
NUMBER OF WARRANTS | $	$ 375,000
EXERCISE PRICE | $ / shares	$ 8.80
EXERCISABLE THROUGH	Sep. 03, 2025
IPO warrants [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Sep. 03, 2020
NUMBER OF WARRANTS | $	$ 2,812,170
EXERCISE PRICE | $ / shares	$ 8.80
EXERCISABLE THROUGH	Sep. 03, 2025
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Mar. 11, 2021
NUMBER OF WARRANTS | $	$ 652,173
EXERCISE PRICE | $ / shares	$ 4.60
EXERCISABLE THROUGH	Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
ISSUANCE DATE	Mar. 11, 2021
NUMBER OF WARRANTS | $	$ 52,173
EXERCISE PRICE | $ / shares	$ 5.06
EXERCISABLE THROUGH	Mar. 08, 2026

[1]	Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant.